Marketable Securities (Details) - Schedule of marketable securities - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of marketable securities [Abstract]
Convertible bonds designated at fair value through profit or loss	[1]	$ 1,142	$ 1,238
Total marketable securities		$ 1,142	$ 1,238

[1]	The consolidated statements of profit or loss for the years ended 2019, 2020 and 2021 include gains (losses) from marketable securities designated at fair value through profit or loss in amounts of ($35), $126 and ($96), respectively.